Debt securities available-for-sale (Tables)	12 Months Ended
Dec. 31, 2020
Investments [Abstract]
Debt Securities, Available-For-Sale
	At December 31, 2020
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$4,900,055	$16,479	$-	$4,916,534	0.69%
After 1 to 5 years	5,007,223	259,399	-	5,266,622	2.05
After 5 to 10 years	567,367	37,517	-	604,884	1.68
Total U.S. Treasury securities	10,474,645	313,395	-	10,788,040	1.40
Obligations of U.S. Government sponsored entities
Within 1 year	59,993	101	-	60,094	1.46
After 1 to 5 years	90	-	-	90	5.64
Total obligations of U.S. Government sponsored entities	60,083	101	-	60,184	1.47
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	1,388	14	-	1,402	2.97
After 5 to 10 years	61,229	1,050	-	62,279	1.56
After 10 years	318,292	10,202	43	328,451	2.04
Total collateralized mortgage obligations - federal agencies	380,909	11,266	43	392,132	1.97
Mortgage-backed securities
Within 1 year	5,616	56	-	5,672	2.83
After 1 to 5 years	50,393	1,735	-	52,128	2.35
After 5 to 10 years	454,880	20,022	6	474,896	1.91
After 10 years	9,608,860	180,844	1,839	9,787,865	1.94
Total mortgage-backed securities	10,119,749	202,657	1,845	10,320,561	1.94
Other
After 1 to 5 years	224	11	-	235	3.62
Total other	224	11	-	235	3.62
Total debt securities available-for-sale[1]	$21,035,610	$527,430	$1,888	$21,561,152	1.66%
[1]

Includes $18.2 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $16.9 billion serve as collateral for public funds.

	At December 31, 2019
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
U.S. Treasury securities
Within 1 year	$5,071,201	$3,262	$567	$5,073,896	1.58%
After 1 to 5 years	5,137,804	75,597	3,435	5,209,966	2.19
After 5 to 10 years	1,778,568	429	6,604	1,772,393	1.70
Total U.S. Treasury securities	11,987,573	79,288	10,606	12,056,255	1.86
Obligations of U.S. Government sponsored entities
Within 1 year	62,492	2	21	62,473	1.45
After 1 to 5 years	60,021	-	90	59,931	1.48
Total obligations of U.S. Government sponsored entities	122,513	2	111	122,404	1.47
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	6,975	-	-	6,975	-
Total obligations of Puerto Rico, States and political subdivisions	6,975	-	-	6,975	-
Collateralized mortgage obligations - federal agencies
Within 1 year	236	-	-	236	1.83
After 1 to 5 years	350	1	-	351	2.16
After 5 to 10 years	85,079	31	1,180	83,930	1.63
After 10 years	504,391	3,640	6,373	501,658	2.08
Total collateralized mortgage obligations - federal agencies	590,056	3,672	7,553	586,175	2.02
Mortgage-backed securities
Within 1 year	16	-	-	16	2.13
After 1 to 5 years	36,717	852	1	37,568	3.38
After 5 to 10 years	350,373	1,958	1,303	351,028	2.02
After 10 years	4,447,561	60,384	20,243	4,487,702	2.60
Total mortgage-backed securities	4,834,667	63,194	21,547	4,876,314	2.57
Other
After 1 to 5 years	341	9	-	350	3.62
Total other	341	9	-	350	3.62
Total debt securities available-for-sale[1]	$17,542,125	$146,165	$39,817	$17,648,473	2.05%
[1]

Includes $12.2 billion pledged to secure government and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $10.9 billion serve as collateral for public funds.

Schedule Of Aggregate Amortized Cost And Fair Value Of Afs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$4,965,664	$4,982,300
After 1 to 5 years	5,059,318	5,320,477
After 5 to 10 years	1,083,476	1,142,059
After 10 years	9,927,152	10,116,316
Total debt securities available-for-sale	$21,035,610	$21,561,152

Schedule Of Realized Gain Loss
(In thousands)	2020	2019	2018
Gross realized gains	$41	$-	$-
Gross realized losses	-	(20)	-
Net realized gains (losses) on sale of debt securities available-for-sale	$41	$(20)	$-

Debt Securities Available For Sale Unrealized Loss Position Fair Value
	At December 31, 2020
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Collateralized mortgage obligations - federal agencies	$4,029	$43	$-	$-	$4,029	$43
Mortgage-backed securities	886,432	1,834	555	11	886,987	1,845
Total debt securities available-for-sale in an unrealized loss position	$890,461	$1,877	$555	$11	$891,016	$1,888
	At December 31, 2019
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
U.S. Treasury securities	$2,439,114	$9,798	$452,784	$808	$2,891,898	$10,606
Obligations of U.S. Government sponsored entities	9,973	4	99,846	107	109,819	111
Collateralized mortgage obligations - federal agencies	114,603	537	310,315	7,016	424,918	7,553
Mortgage-backed securities	179,312	693	1,784,414	20,854	1,963,726	21,547
Total debt securities available-for-sale in an unrealized loss position	$2,743,002	$11,032	$2,647,359	$28,785	$5,390,361	$39,817

Schedule Of Securities Aggregate Amortized Cost Exceed 10 Of Stockholders Equity
	2020		2019

(In thousands)	Amortized cost	Fair value	Amortized cost	Fair value
FNMA	$2,242,121	$2,338,897	$3,113,373	$3,129,538
Freddie Mac	3,616,238	3,675,679	1,623,116	1,638,796